Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest and Dividend Income
Loans, including fees	$ 663,037	$ 606,966	$ 526,706
Mortgage loans held for sale, including fees	6,564	6,164	5,153
Investment securities:
Taxable interest	52,150	47,380	38,815
Tax-exempt interest	7,004	5,785	5,862
Amortization of FDIC loss share receivable	(16,024)	(23,500)	(74,617)
Other	4,208	4,063	2,896
Total interest and dividend income	716,939	646,858	504,815
Deposits:
NOW and MMDA	32,396	27,226	18,483
Savings	1,145	740	325
Time deposits	18,039	19,137	14,282
Short-term borrowings	2,453	797	1,364
Long-term debt	13,668	11,200	10,250
Total interest expense	67,701	59,100	44,704
Net interest income	649,238	587,758	460,111
Provision for loan losses	44,424	30,908	19,060
Net interest income after provision for loan losses	604,814	556,850	441,051
Non-interest Income
Mortgage income	83,853	80,662	51,797
Service charges on deposit accounts	44,135	42,197	35,573
Title revenue	22,213	22,837	20,492
Broker commissions	15,338	17,592	18,783
ATM/debit card fee income	14,240	13,989	12,023
Credit card and merchant-related income	12,171	10,675	9,718
Income from bank owned life insurance	5,241	4,356	5,473
Gain on sale of available for sale securities	2,001	1,575	771
Other non-interest income	34,629	26,510	18,998
Total non-interest income	233,821	220,393	173,628
Non-interest Expense
Salaries and employee benefits	331,686	322,586	259,086
Net occupancy and equipment	65,797	68,541	59,571
Communication and delivery	12,383	13,506	12,029
Marketing and business development	12,332	13,176	11,707
Data processing	25,091	34,424	27,249
Professional services	19,153	22,368	18,975
Credit and other loan related expense	10,937	16,653	13,692
Insurance	17,270	16,670	14,359
Loss on early termination of loss share agreements	17,798	0	0
Travel and entertainment	8,481	9,525	9,033
Other non-interest expense	45,737	52,856	47,913
Total non-interest expense	566,665	570,305	473,614
Income before income tax expense	271,970	206,938	141,065
Income tax expense	85,193	64,094	35,683
Net Income	186,777	142,844	105,382
Preferred stock dividends	(7,977)	0	0
Net Income Available to Common Shareholders	178,800	142,844	105,382
Earnings Allocated to Unvested Restricted Stock	(1,872)	(1,680)	(1,651)
Earnings Allocated to Common Shareholders	$ 176,928	$ 141,164	$ 103,731
Earnings per common share - Basic (in usd per share)	$ 4.32	$ 3.69	$ 3.31
Earnings per common share - Diluted (in usd per share)	4.30	3.68	3.30
Cash dividends declared per common share (in usd per share)	$ 1.4	$ 1.36	$ 1.36
Comprehensive Income
Net income	$ 186,777	$ 142,844	$ 105,382
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) arising during the period (net of tax effects of $12,261, $4,374, and $13,202, respectively)	(22,771)	(8,124)	24,517
Reclassification adjustment for gains included in net income (net of tax effects of $700, $551 and $270, respectively)	(1,301)	(1,024)	(501)
Unrealized gains (losses) on securities, net of tax	(24,072)	(9,148)	24,016
Fair value of derivative instruments designated as cash flow hedges:
Change in fair value of derivative instruments designated as cash flow hedges during the period (net of tax effects of $231, $20 and $0, respectively)	(428)	38	0
Reclassification adjustment for losses included in net income (net of tax effects of $27, $0 and $0, respectively)	50	0	0
Fair value of derivative instruments designated as cash flow hedges, net of tax	(378)	38	0
Other comprehensive income (loss), net of tax	(24,450)	(9,110)	24,016
Comprehensive income	$ 162,327	$ 133,734	$ 129,398